Share Capital - Estimated Fair Value of Options Granted, Weighted Average Assumptions (Detail)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Risk free interest rate	1.60%
Volatility	49.00%
Expected option life (in years)	4 years 5 months 73 days
Dividend yield	4.60%
Forfeiture rate	8.90%